LEASES (Tables) - Standard Waste Services L L C [Member]	3 Months Ended
Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RIGHT OF USE ASSETS

The following table summarizes right of use assets at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023	Location Recorded on Balance Sheet

Assets
Operating lease	$322,037	$336,191	Right-of-use asset
Finance lease	111,670	117,162	Property and equipment, net

Total leased assets	$433,707	$453,353

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following table summarizes the maturities of the Company’s lease liabilities presented on the balance sheets as of March 31, 2024 for each of the twelve months ended March 31:

Year	Operating Lease	Finance Lease

2025	$108,000	$39,650
2026	108,000	39,650
2027	108,000	39,650
2028	45,000	3,271

Total lease payments	369,000	122,221
Less interest	33,296	18,315

Total lease obligations	335,704	103,906

Less current portion	91,828	28,650

Long-term lease liabilities	$243,876	$75,256

SCHEDULE COMPOSITION OF NET LEASE COST

The following summarizes the composition of net lease cost during the three-months ended March 31, 2024 and 2023:

	2024	2023

Short-term lease costs	$3,000	$2,899
Operating lease costs	17,333	26,000
Finance lease costs
Amortization of right-to-use asset	5,492	5,492
Interest on lease liability	3,272	4,024

Total lease costs	$29,097	$38,415